COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Jul. 27, 2020 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3
Cash underwriting discount per unit | $ / shares	$ 0.20
Cash underwriting discount paid | $	$ 4,600,000
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable | $	$ 8,050,000